Trade receivables and contract assets - Summary of Expected Credit Losses for Trade Receivables and Contract Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balance as of January 1,	€ (8,456)	€ (6,758)
Balance as of December 31,	(14,345)	(8,456)
Trade Receivables and Contract Assets [Member]
Disclosure of financial assets [line items]
Balance as of January 1,	(4,597)	(3,194)
Provision for expected credit losses	(288)	(2,947)
Net amounts written off / recovered	512	1,544
Balance as of December 31,	€ (4,373)	€ (4,597)